Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other current payables [abstract]
Schedule of Accrued Expenses and Other Payables

The table below shows the breakdown of the Accrued expenses and other payables by category:

in CHF thousands	As of June 30, 2024	As of December 31, 2023
Product development related expenses	8,092	2,801
Personnel related expenses	2,016	2,301
General and administration related expenses	2,547	765
Other payables	108	81
Total	12,763	5,948

The increase in product development related accrued expenses as of June 30, 2024 compared to prior year end relates mainly to the advancement of our development pipeline in multiple clinical trials in 2024.